Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses
The Company’s Accrued expenses consisted of the following (dollars in thousands):

	December 31, 2021	December 31, 2020
Accrued charitable contributions	$7,164	$3,364
Accrued compensation	1,522	875
Sales tax payable	1,208	991
Accrued professional and program fees	2,163	94
Other	988	—

Total	$13,045	$5,324